Nature of Operations and Liquidity (Schedule of Discontinued Operations) (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Discontinued Operations
Revenues		$ 222,625	$ 140,732	$ 1,077,875	$ 549,125	$ 2,332,283
Costs and expenses:
Instructional costs and services		200,362	126,659	929,362	494,213	2,026,928
General and administrative			126,000		(29,751)	169,045
Total costs and expenses		200,362	252,659	929,362	464,462	2,195,973
Income (loss) from discontinued operations, net of income taxes		22,263	(111,927)	148,513	84,663	136,310
Assets
Cash and cash equivalents
Accounts receivable, net of allowance of $481,351, $481,531 and $295,045, respectively	5,250		113,822		5,250
Other current assets
Net assets from discontinued operations	5,250		113,822		5,250
Liabilities
Accounts payable			1,178
Accrued expenses			70,201
Deferred revenue			53,125
Net liabilities from discontinued operations			124,504
Allowance for doubtful accounts receivable from discontinued operations	$ 481,351		$ 295,045		$ 481,531